Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

EIN: 13-1815595
PN: 003
SCHEDULE H

COLGATE-PALMOLIVE COMPANY
EMPLOYEES SAVINGS AND INVESTMENT PLAN
SCHEDULE H, LINE 4I - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
(Dollars in thousands, except as indicated)

(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value

*	Notes receivable from participants	Maturity dates through 2048 with interest rates ranging from 3.3% to 9.3%		**	$12,373

*	Colgate-Palmolive Co. Common Stock	6,754,113	shares	**	$533,710

*	Cash Reserve Fund - Employee Benefit Temporary Investment FD	$441		$441	$441

	Total Investments at fair value				$534,151

*	Represents a Party-In-Interest as defined by ERISA
**	Cost information is excluded, as it is not required for participant-directed investments